Taxes - Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	$ 1,388
Unrecognized deferred tax assets	1,659
Total Reversal Of Deferred Tax Asset	3,047
Recognized deferred tax credits	1,760
Total Deferred Tax Liabilities Credits Net	1,760
Brazil member
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Unrecognized deferred tax assets	245
Foreign countries [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Unrecognized deferred tax assets	1,414
Later than one year and not later than two years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	928
Recognized deferred tax credits	21
Later than two years and not later than three years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	24
Recognized deferred tax credits	39
Later than three years and not later than four years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	46
Recognized deferred tax credits	19
Later than four years and not later than five years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	20
Recognized deferred tax credits	288
Later than five years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	32
Recognized deferred tax credits	705
2025 and thereafter [Member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax assets	338
Recognized deferred tax credits	$ 688